Fair Value Measurements on a Recurring Basis (Details) - Schedule of Level 3 fair value measurements	1 Months Ended
Feb. 23, 2021 $ / shares
Schedule of Level 3 fair value measurements [Abstract]
Risk-free interest rate	0.76%
Expected term (years)	5 years
Expected volatility	17.50%
Exercise price (in Dollars per share)	$ 11.5
Stock price (in Dollars per share)	$ 10
Dividend yield	0.00%